Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank accounts	€ 102,336	€ 119,151
Net cash and cash equivalents	€ 102,336	€ 119,151	€ 26,590	€ 35,094